Employee benefits - Change in benefit obligation and fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ 0.0	$ 0.0	$ 0.0
Defined pension benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	10,896.0	11,224.0
Service cost	228.0	249.0	267.0
Interest cost	249.0	280.0	305.0
Contributions by plan participants	82.0	74.0
Benefit payments	(590.0)	(596.0)
Benefit obligations of businesses acquired (divested)	64.0	(26.0)
Actuarial (gain) loss	228.0	375.0
Plan amendments and other	(22.0)	(76.0)
Exchange rate differences	812.0	(608.0)
Benefit obligation at December 31	11,947.0	10,896.0	11,224.0
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	9,493.0	9,743.0
Actual return on plan assets	644.0	659.0
Contributions by employer	229.0	270.0
Contributions by plan participants	82.0	74.0
Benefit payments	(590.0)	(596.0)
Plan assets of businesses acquired (divested)	52.0
Plan amendments and other	(50.0)	(133.0)
Exchange rate differences	674.0	(524.0)
Fair value of plan assets at December 31	10,534.0	9,493.0	9,743.0
Funded status-underfunded	(1,413.0)	(1,403.0)
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	(2,321.0)	(2,237.0)	(2,383.0)
Prior service credit	99.0	108.0	127.0
Amount recognized in OCI and NCI	(2,222.0)	(2,129.0)	(2,256.0)
Taxes associated with amount recognized in OCI and NCI	503.0	487.0	512.0
Amount recognized in OCI and NCI, net of tax	(1,719.0)	(1,642.0)	(1,744.0)
Other postretirement benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	147.0	178.0
Service cost	1.0	1.0	1.0
Interest cost	5.0	6.0	8.0
Benefit payments	(11.0)	(11.0)
Actuarial (gain) loss	(11.0)	(17.0)
Plan amendments and other	(1.0)	(10.0)
Exchange rate differences	2.0
Benefit obligation at December 31	132.0	147.0	178.0
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	11.0	11.0
Benefit payments	(11.0)	(11.0)
Funded status-underfunded	(132.0)	(147.0)
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	20.0	10.0	(8.0)
Prior service credit	27.0	31.0	33.0
Amount recognized in OCI and NCI	47.0	41.0	25.0
Amount recognized in OCI and NCI, net of tax	$ 47.0	$ 41.0	$ 25.0